Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	2,309,466	2,160,714
Allowance for credit losses:
Balance at beginning of the period	(120,495)	(124,737)
Additions	(2,187)	—
Reverse	—	915
Exchange loss	(3,017)	(3,535)
Write-offs	962	421

Balance at end of the period	(124,737)	(126,936)

Accounts receivable, net	2,184,729	2,033,778